Summary of material accounting policies (Policies)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Basis of preparation

(a)	Basis of preparation

(i)	Compliance with IFRS Accounting Standards

The consolidated financial statements of the Group comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

(ii)	Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated.

(iii)	Going concern

These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Our ability to continue as a going concern is contingent upon our ability to raise additional capital as required.

The Company incurred a net loss of approximately $3.2 million for the year ended March 31, 2026 and as of March 31, 2026, the Company had a total deficit of approximately $7.1 million.

The Company will require additional financing for working capital and the continuing development of the Itarantim Project, as well as to pay trade payables. As a result of our continuing operating losses, our continuance as a going concern is dependent upon our ability to obtain adequate financing to pay our current obligations, finance our development activities, and reach profitable levels of operation. The Company has been successful in raising the necessary financing to continue the operations in the normal course, and in November 2025, the Company obtained a $5 million investment from St. James Place Ltd (“SJP”) that we believe, together with the loan facility for $5 million from the UBO, is sufficient to fund our operations through twelve months from the date of the signing of our consolidated financial statements.

To date, we have generated no cash from operations and negative cash flows from operating activities. All costs and expenses in connection with our formation, development, professional fees and administrative support have been funded by our borrowings from the UBO and the investment from SJP. We intend to finance our operations through additional equity and debt.

(iv)	Application of new and amendments to IFRSs

For the purpose of preparing the consolidated financial statements for the year ended March 31, 2026, the Group has consistently applied the accounting policies which conform with IFRSs, which includes IFRSs, International Accounting Standards (“IAS”) and Interpretations (“IFRIC – Int”) issued by the IASB that are effective for the accounting period beginning on April 1, 2025, throughout the years.

In the current year, the Group has applied the following amendments to IFRSs issued by the IASB for the first time, which are mandatorily effective for the Group’s financial annual periods beginning on or after 1 April 2025 for the preparation of the consolidated financial statements:

●	Amendments to IAS 21 “Lack of Exchangeability”

The application of the amendments to IFRSs in the current year has had no material impact on the Group’s consolidated financial positions and consolidated performance for the current and prior years and/or on the disclosures set out in these consolidated financial statements.

(v)	New and amendments to IFRSs in issued but not yet effective

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025

The Group has not early applied the following new and amendments to IFRSs that have been issued but are not yet effective:

●	Amendments IFRS 9 and IFRS 7 “Amendments to classification and measurement of financial instruments”

(effective for fiscal periods beginning on or after January 1, 2026)

●	IFRS 18 “Presentation and Disclosures in Financial Statements”

(effective for annual periods beginning on or after January 1, 2027)

●	Amendments to IAS 21 “Translation to a Hyperinflationary Presentation Currency”

(effective for fiscal periods beginning on or after January 1, 2027)

●	IFRS 19 “Subsidiaries without Public Accountability: Disclosures”

(effective for fiscal periods beginning on or after January 1, 2027)

●	Amendments IFRS 9 and IFRS 7 “Contracts Referencing Nature-dependent Electricity”

(effective for fiscal periods beginning on or after January 1, 2026)

●	Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”

(effective for fiscal periods beginning on or after a date to be determined)

●	Amendments to IFRS Accounting Standards “Annual Improvements to IFRS Accounting Standards — Volume 11”

(effective for fiscal periods beginning on or after January 1, 2026)

Management anticipates that the application of all the new and amendments to IFRSs will have no material impact on the Group’s consolidated financial statements in the future.

Principles of consolidation

(b)	Principles of consolidation

Controlled entities

Subsidiaries are all entities over which the Company has control. The Company controls an entity where the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

As of March 31, 2025, IMC Cayman, NBI, IMC Brazil, IMC St Vincent and Ionic have been combined in the financial statements to show continuity of entities under common control and present the Group as it would look once the Group Reorganization had been complete with IMC Cayman being incorporated as the parent to the Group and Ionic being transferred from another entity controlled by the UBO. As of March 31, 2026, after the completion of the Group Reorganization, IMC Cayman, NBI, IMC Brazil, IMC St Vincent and Ionic have been consolidated in the financial statements.

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025

(b)	Principles of consolidation (continued)

Controlled entities (continued)

Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Functional and presentation currency

(c)	Functional and presentation currency

(i)	Functional and presentation currency

The functional currency of each of the Group’s entities is measured using the currency of the primary economic environment in which that entity operates. The Company’s functional currency is United States dollars. The Group’s financial statements are presented in United States dollars which is the Group’s presentation currency. United States dollars have been chosen as the Group’s presentation currency over the Brazilian Real to better reflect the Group’s business activities and to enhance comparability with its industry peer group, the majority of which report in United States dollars. Investment into the group is in United States dollars as are many expenses and when revenues are generated in the future, they are expected to be in United States dollars.

(ii)	Transactions and balances

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Research and development
(d)	Research and development
Research and development expenditure that do not meet the criteria for capitalization are recognized as an expense as incurred.
Exploration and evaluation expenditure

(e)	Exploration and evaluation expenditure

IFRS 6 provides guidance on the accounting of exploration and evaluation expenditures, and in particular if such expenditures should be capitalized or expensed. In order to determine the treatment, IFRS 6 provides the below criteria:

a)	Expensed as incurred; or

b)	Partially or fully capitalized, and recognized as an exploration and evaluation asset if the below requirements are satisfied:

a.	The rights to tenure of the area of interest are current; and

b.	At least one of the following conditions is met:

i.	the exploration and evaluation expenditures are expected to be recouped through successful development and exploitation of the area of interest, or alternatively, by its sale; and

ii.	exploration and evaluation activities in the area of interest have not at the end of the reporting period reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves, and active and significant operations in, or in relation to, the area of interest are continuing.

Given the early stages of the business and the uncertainties associated with our success, management has taken the approach to expense all exploration and evaluation costs incurred during the years ended March 31, 2026 and 2025.

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025

Income tax

(f)	Income tax

The income tax expense or credit for the year is the tax payable on the current year’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting year in the countries where the Group operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the end of the reporting year and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.

Business combinations under common control

(g)	Business combinations under common control

Business combinations under common control are accounted for in the consolidated accounts retrospectively as if they have always operated as a Group. The financial statements are presented as if the combination has occurred at the beginning of the earliest period presented to ensure comparability and it reflects the continuity of entities under common control. Assets and liabilities are recognized upon combination at their carrying amount in the consolidated financial statements of the ultimate parent entity. Any difference between the fair value of the consideration paid and the amounts at which the assets and liabilities are recorded is recognized directly in equity in a capital reserve.

Cash
(h)	Cash
Cash includes cash deposits held at different financial institutions
Marketable securities

(i)	Marketable securities

Marketable securities consist of investments in highly liquid money market funds, which are classified as financial assets at Fair Value Through Profit or Loss (“FVTPL”) under IFRS 9, as they are held for short-term liquidity management and do not meet the criteria for amortized cost or fair value through other comprehensive income. At the same time, given their highly liquid nature, short-term maturity, and insignificant risk of changes in value, marketable securities qualify as cash equivalents under IAS 7 Statement of Cash Flows.

These assets are initially recognized at fair value, with transaction costs expensed immediately in profit or loss. Subsequent measurement is at fair value, with changes recognized in profit or loss within “finance costs”. Fair value is determined using quoted prices in active markets, reflecting the net asset value of the funds at the reporting date.

Trade and other payables

(j)	Trade and other payables

These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Royalty option liability and warrant liability

(k)	Royalty option liability and warrant liability

Royalty option and warrants that are classified as a financial liability are measured at fair value through profit or loss in accordance with IFRS 9. At initial recognition, the royalty option and warrants are recognized at fair value on the date of issuance. At the end of each reporting period, the royalty option and warrants are remeasured at fair value, with changes in fair value recognized in profit or loss.

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025

Loans from related parties

(l)	Loans from related parties

Loans from related parties are initially recognized at fair value, net of transaction costs incurred. Subsequent to initial recognition, the loans are measured at amortized cost using effective interest method.

Where the transaction price differs from fair value on initial recognition, any difference is recognized in accordance with the substance of the arrangement, for example, as an equity contribution, or in profit or loss where appropriate.

For loans where balances fluctuate frequently during the financial year due to advances and repayments, management applies an average loan balance basis to determine the imputed interest expense. This method is considered a reasonable approximation of the effective interest method, and any resulting differences are not material to the financial statements. The average balance is determined based on the opening and closing loan balances, and a market-based interest rate is applied to calculate the imputed interest expense.

Loans from related parties are derecognized when the related contractual obligations are discharged, cancelled or otherwise expire. Any difference between the carrying amount of the liability derecognized and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss as other income or finance costs.

Loans from related parties are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date, in which case they are presented as non-current liabilities.

Contributed equity
(m)	Contributed equity
Ordinary shares are classified as equity.
Rounding of amounts
(n)	Rounding of amounts
Amounts in the financial statements have been rounded off to the nearest dollar.
Segmental reporting

(o)	Segmental reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (the “CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s management is considered the Group’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. Given the early stage of operation the overall financial performance of the Group is considered as a whole.

As such, the Group has determined that it operates as one operating segment and one reportable segment. The Group will continue to assess the operating segments reviewed by the CODM and the associated reportable segments per IAS 8.